Cost of Sales and Services (excluding Depreciation and Amortization) (Schedule of Cost of Sales and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cost of sales and services [Abstract]
Fuels	$ 135,706	$ 138,502	$ 118,698
Electricity and infrastructure services	125,782	101,085	125,623
Salaries and related expenses	7,244	6,661	6,097
Generation and operating expenses and outsourcing	8,625	6,326	6,509
Insurance	3,503	2,360	1,548
Other	1,226	1,102	1,040
Cost of sales and services	$ 282,086	$ 256,036	$ 259,515